Business combination (Details 3) - CI&T Brazil - Dextra Group R$ in Thousands	Dec. 31, 2021 BRL (R$)
Goodwill
Consideration transferred	R$ 783,573
Fair value of identifiable net assets	(187,852)
Goodwill	R$ 595,721